Intangible assets, net - Schedule of Weighted Average Amortization Periods of Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	12 years	12 years
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	30 years	30 years
Acquired computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	5 years	5 years
Online game licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	3 years	3 years
Audio Visual Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization periods of intangible assets	9 years	9 years